Related Parties (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Key Management Personnel Compensation	Compensation provided to key management is as follows:
	March 31,	March 31,
	2019	2018

Short-term employee benefits	$5,137	$3,746
Share-based compensation	19,104	5,786

	$24,241	$9,532